Share Capital and Capital reserve - Narrative (Details) $ / shares in Units, € in Millions, $ in Millions						1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 14, 2019 shares	Mar. 22, 2019 EUR (€) shares	Mar. 22, 2019 USD ($) $ / shares shares	Jan. 02, 2019 shares	Jun. 14, 2018 shares	Aug. 31, 2019 EUR (€) shares	Jun. 30, 2019 EUR (€) shares	Sep. 30, 2019 shares	Jun. 30, 2019	Sep. 30, 2019 EUR (€) shares	Sep. 30, 2018 EUR (€)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price				20.00%					20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares												$ 16.7538	$ 16.6516
Preference shares, dividend payment terms, weighted average share price, minimum term required										10 days		10 days
Increase (decrease) in number of ordinary shares issued (in shares)		20,000,000	20,000,000
Shares issued, price per share (in dollars per share) | $ / shares			$ 20.00
Proceeds from issuing shares		€ 353.6	$ 400.0
Share issue related cost | €		€ 11.1
Number of shares reserved for issue under options and contracts for sale of shares (in shares)						125,000
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity | €						€ 0.1	€ 0.1			€ (0.2)	€ (0.2)
Founder Entities | Ordinary shares
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares)				171,092
Non-Executive Director
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)										32,167
New awards granted in the period (in shares)								2,460		39,370
Restricted shares
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)										85,315
New awards granted in the period (in shares)										173,293
Restricted shares | Non-Executive Director
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	32,167					9,375	9,375
New awards granted in the period (in shares)	44,272				44,272